REVENUES BY PRODUCT AND GEOGRAPHY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Total Assets	$ 127,124	$ 134,085	$ 146,110
Total liabilities	(38,374)	(43,146)	(53,575)
Sales to external customers	106,000	106,328	120,794
Inter-segment sales	0	0	0
Revenue	106,000	106,328	120,794
Segment gross profit	6,916	6,450	7,235
Segment results from operations	492	2,753	3,312
Interest income	104	109	152
Financial costs	(879)	(1,509)	(1,660)
Loss before income tax	(283)	1,353	1,804
Income tax expenses	(290)	(297)	(211)
Net loss attributable to shareholders	(573)	1,056	1,593
Zipper chains and sliders
Total Assets	86,472	90,782	96,952
Total liabilities	(25,521)	(30,022)	(34,373)
Sales to external customers	68,059	57,560	64,690
Inter-segment sales	2,374	3,182	3,556
Revenue	70,433	60,742	68,246
Segment gross profit	6,256	4,284	4,977
Segment results from operations	1,381	698	995
Interest income	97	105	147
Financial costs	(875)	(891)	(1,073)
Loss before income tax	603	(88)	69
Income tax expenses	(128)	(205)	(95)
Net loss attributable to shareholders	475	(293)	(26)
Trading
Total Assets	9,438	11,276	13,903
Total liabilities	(5,825)	(7,431)	(8,683)
Sales to external customers	29,660	40,300	46,957
Inter-segment sales	0	0	0
Revenue	29,660	40,300	46,957
Segment gross profit	795	1,007	1,024
Segment results from operations	639	718	671
Interest income	0	1	0
Financial costs	(387)	(555)	(380)
Loss before income tax	252	164	291
Income tax expenses	(21)	(14)	(27)
Net loss attributable to shareholders	231	150	264
Processing
Total Assets	20,924	22,017	25,827
Total liabilities	(6,141)	(4,572)	(9,064)
Sales to external customers	8,281	8,468	9,147
Inter-segment sales	6,203	3,369	3,291
Revenue	14,484	11,837	12,438
Segment gross profit	(135)	1,159	1,234
Segment results from operations	(1,719)	1,645	176
Financial costs	0	(63)	(207)
Loss before income tax	(1,721)	1,583	(29)
Income tax expenses	(135)	(61)	(19)
Net loss attributable to shareholders	(1,856)	1,522	(48)
Interest income	(2)	1	2
Corporate
Total Assets	10,290	10,010	9,428
Total liabilities	(887)	(1,121)	(1,455)
Sales to external customers	0	0	0
Inter-segment sales	0	0	0
Revenue	0	0	0
Segment gross profit	0	0	0
Segment results from operations	191	(308)	1,470
Interest income	9	2	3
Financial costs	383	0	0
Loss before income tax	583	(306)	1,473
Income tax expenses	(6)	(17)	(70)
Net loss attributable to shareholders	577	(323)	1,403
Elimination
Total Assets	0	0	0
Total liabilities	0	0	0
Sales to external customers	0	0	0
Inter-segment sales	(8,577)	(6,551)	(6,847)
Revenue	(8,577)	(6,551)	(6,847)
Segment gross profit	0	0	0
Segment results from operations	0	0	0
Interest income	0	0	0
Financial costs	0	0	0
Loss before income tax	0	0	0
Income tax expenses	0	0	0
Net loss attributable to shareholders	$ 0	$ 0	$ 0